Stockholders' Equity - Narrative (Detail) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2018 USD ($)	Jun. 30, 2015 USD ($)	May 31, 2015 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) Plan shares	Jul. 31, 2017 USD ($)	Jan. 31, 2018 USD ($) Employees $ / shares shares	Jan. 31, 2017 USD ($) Employees $ / shares shares	Jan. 31, 2016 USD ($) Employees $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed dividend yield						0.00%
Weighted average fair value for stock options, granted | $ / shares						$ 7.41	$ 8.43
Unrecognized compensation cost, options | $				$ 23,000		$ 35,300
Unrecognized compensation cost, remaining weighted-average period for recognition						2 years
Intrinsic value of options, exercised | $						$ 83,600	$ 28,900	$ 39,700
Fair value of options, vested | $ / shares						$ 33,600,000	$ 38,800,000	$ 19,200,000
Stock opion agreements modified , employment ceased | Employees						7	7	7
Total incremental compensation cost | $						$ 300	$ 4,100	$ 500
Compensation expense | $				$ 309,959	$ 16,918	$ 29,747	$ 35,443	$ 32,664
Number of stock-based compensation plans | Plan				3
Reserved for future issuance (in shares)						144,012,058
Common Share Purchase Tender Offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $		$ 4,300
Number of authorized shares repurchased from employees			3,100,000
Maximum aggregate offer price of common stock | $			$ 60,000
Repurchase of outstanding shares of common stock			1,791,026
Repurchase of outstanding shares of common stock , per share | $ / shares			$ 19.0931
Fair value of common stock price per share | $ / shares			$ 16.65
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, remaining weighted-average period for recognition				1 year 8 months 12 days
Reserved for future issuance (in shares)						19,831,715
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period				4 years
Unrecognized compensation cost, remaining weighted-average period for recognition				2 years 1 month 6 days
Description of granted RSUs						we have granted RSUs that vest upon the satisfaction of both a service-based and a performance-based requirement. The service condition is typically a four-year service period, whereby for newly hired employees, 25% of the total number of RSUs awarded will have the requirement satisfied after 12 months of service, followed by 12 quarterly incremental service periods. For RSUs granted to existing employees, the requirement is satisfied in 16 quarterly incremental service periods. The performance-based condition is a liquidity event requirement which will be satisfied as to any then-outstanding RSUs on the first to occur of: (1) a change in control; or (2) the effective date of an IPO. The RSUs vest on the first date upon which both the service-based and performance-based requirements are satisfied. If the RSUs vest, we will deliver one share of common stock for each vested RSU on the settlement date. If the liquidity event requirement is met due to a change in control, the settlement date shall take place immediately before the change in control. If the liquidity event requirement is met due to an IPO, the settlement for vested RSUs shall occur upon the later of: (1) the next Quarterly Settlement Date (March 15, June 15, September 15 and December 15) or (2) the third Quarterly Settlement Date that follows an IPO (the IPO Settlement Date). Certain RSUs granted to our CEO, however, provide that the IPO Settlement Date will instead be the earlier of (1) March 15th of the year following an IPO, and (2) the expiration of the 180-day lock-up period following an IPO. If a change in control occurs after an IPO, any then-vested RSUs will be settled as of immediately prior to the closing of the change in control.
Shares granted (in shares)				6,546,327		8,180,020	12,013,428
Compensation expense | $						$ 241,300
Number of RSUs awarded and vested				9,876,534		7,414,543
Number of RSUs fully or partially vested						23,080,543
Unrecognized compensation cost, RSUs | $				$ 382,600		$ 131,400
Reserved for future issuance (in shares)						23,080,543
Accelerated share based compensation expense | $	$ 262,800
RSUs | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)							1,217,951
RSUs with vesting conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)				161,250
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for future issuance (in shares)				14,175,278
Annual increase in shares reserved, percentage of total shares				5.00%
2018 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for future issuance (in shares)				3,800,000
Annual increase in shares reserved, percentage of total shares				1.00%
Employee contribution, maximum percentage of earnings				15.00%
Employee stock purchase plan offering period				6 months
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares transferred from 2003 plan to 2011 plan						16,616,223
Service period						4 years
Contractual term						10 years
Reserved for future issuance (in shares)						709,263